Property plant and equipment (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 37,763,295	R$ 37,225,130	R$ 35,929,149
Brazil [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	17,204,824	15,867,387
Mexico [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	13,444,279	13,714,543
United states of america [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	6,729,469	7,281,077
Germany [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	294,612	356,288
Netherland [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	89,841	5,691
Other [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 270	R$ 144